Countervailing ("CVD") and antidumping ("ADD") duty dispute - CVD and ADD Rates (Details)		12 Months Ended
	Nov. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
AR1 POI
Antidumping Info [Abstract]
West Fraser Estimated Rate		1.46%
AR1 POI | Effective Date One
Countervailing Info [Abstract]
Cash Deposit Rate		24.12%
AR POI Final Rate		6.76%
Antidumping Info [Abstract]
Cash Deposit Rate		6.76%
AR POI Final Rate		1.40%
West Fraser Estimated Rate		1.46%
AR1 POI | Effective Date Two
Countervailing Info [Abstract]
Cash Deposit Rate		0.00%
AR POI Final Rate		0.00%
Antidumping Info [Abstract]
Cash Deposit Rate		5.57%
AR POI Final Rate		1.40%
AR1 POI | Effective Date Three
Countervailing Info [Abstract]
Cash Deposit Rate		17.99%
AR POI Final Rate		6.76%
Antidumping Info [Abstract]
Cash Deposit Rate		5.57%
AR POI Final Rate		1.40%
AR1 POI | Effective Date Four
Countervailing Info [Abstract]
Cash Deposit Rate		17.99%
AR POI Final Rate		7.57%
AR2 POI | Effective Date Five
Countervailing Info [Abstract]
Cash Deposit Rate		17.99%
AR POI Final Rate		5.08%
Antidumping Info [Abstract]
Cash Deposit Rate		5.57%
AR POI Final Rate		6.06%
West Fraser Estimated Rate		4.65%
AR2 POI | Effective Date Nine
Countervailing Info [Abstract]
Cash Deposit Rate	5.06%
AR2 POI | Rate Change | Effective Date Nine
Countervailing Info [Abstract]
Cash Deposit Rate	5.08%
AR3 POI | Effective Date Six
Countervailing Info [Abstract]
Cash Deposit Rate		17.99%
AR POI Final Rate		362.00%
Antidumping Info [Abstract]
Cash Deposit Rate		5.57%
AR POI Final Rate		4.63%
West Fraser Estimated Rate		3.40%
AR3 POI | Effective Date Seven
Countervailing Info [Abstract]
Cash Deposit Rate		7.57%
AR POI Final Rate		362.00%
Antidumping Info [Abstract]
Cash Deposit Rate		1.40%
AR POI Final Rate		4.63%
West Fraser Estimated Rate		3.40%
AR4 POI
Countervailing Info [Abstract]
Cash Deposit Rate		2.48%
Antidumping Info [Abstract]
Cash Deposit Rate		6.90%
AR4 POI | Effective Date Eight
Countervailing Info [Abstract]
Cash Deposit Rate		7.57%
Antidumping Info [Abstract]
Cash Deposit Rate		1.40%
West Fraser Estimated Rate		6.80%
AR4 POI | Effective Date Nine
Countervailing Info [Abstract]
Cash Deposit Rate		5.06%
Antidumping Info [Abstract]
Cash Deposit Rate		6.06%
West Fraser Estimated Rate		6.80%
AR4 POI | Effective Date Ten
Antidumping Info [Abstract]
West Fraser Estimated Rate		4.52%	6.80%
AR5 POI | Effective Date Ten
Countervailing Info [Abstract]
Cash Deposit Rate		5.06%
Antidumping Info [Abstract]
Cash Deposit Rate		6.06%
West Fraser Estimated Rate		4.52%
AR5 POI | Effective Date Eleven
Countervailing Info [Abstract]
Cash Deposit Rate		5.08%
Antidumping Info [Abstract]
Cash Deposit Rate		4.63%
West Fraser Estimated Rate		4.52%
AR5 POI | Effective Date Twelve
Countervailing Info [Abstract]
Cash Deposit Rate		3.62%